Investments in equity investees - ZTO LTL, Feng Wang and CRRC (Details) ¥ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Aug. 22, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	May 31, 2020 CNY (¥)	May 31, 2020 USD ($)	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2018 CNY (¥)	May 31, 2013
Investments in equity investees
Cash consideration									¥ 569,751	$ 89,406	¥ 238,415	¥ 218,260
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Investments in equity investees
Cash consideration	¥ 54,000	¥ 331,807	$ 52,102	¥ 90,243	$ 12,715	¥ 130,150	$ 19,000	¥ 36,000
Equity interest in equity method investment (as a percent)	18.00%							18.00%
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL")
Investments in equity investees
Cash consideration									¥ 80,000		¥ 10,000
Equity interest in equity method investment (as a percent)		18.00%	18.00%						18.00%	18.00%
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)
Investments in equity investees
Equity interest in equity method investment (as a percent)														1.00%
Zhijiang New Industries Limited ("ZJ New Industries") (4)
Investments in equity investees
Capital contribution in cash													¥ 500,000
Equity interest in equity investments without readily determinable fair values (as a percent)													2.00%